SCHEDULE OF SHARE CAPITAL (Details) (Parenthetical) - shares	Dec. 31, 2023	Sep. 14, 2023	Dec. 31, 2022
Share Capital
Ordinary shares	132,425,321	6,686,944	105,263,000